Organization and Nature of Business (Details Narrative) - Subsequent Event [Member] - Prairie Operating Co LLC [Member]	May 03, 2023 USD ($) a
Subsequent Event [Line Items]
Area of land | a	23,485
Exok [Member]
Subsequent Event [Line Items]
Area of land | a	37,030
Payments to acquire land held for use	$ 28,182,000
Cash	24,000,000
Issuance of common stock and warrants	$ 4,182,000